Share-Based Compensation - Inputs Valuation Assumptions Options (Details) - Share options	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected future volatility		45.00%	59.00%
Expected dividend rate	0.00%	0.00%	0.00%
Risk-free rate, minimum		3.80%	4.30%
Risk-free rate, maximum		4.00%	4.80%
Expected life after vesting		3 years	3 years 3 months 18 days